SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

Revolving Line of Credit

On October 13, 2021, the Company and its subsidiaries entered into a Loan and Security Agreement (the “Comerica Loan Agreement”) with Comerica Bank (“Comerica”), providing for a revolving credit facility of up to $7,500,000 (the “Credit Facility”). The Company may use the proceeds of the Credit Facility for working capital and other general corporate purposes.

The amount that may be borrowed under the Credit Facility is the lower of (i) the revolving limit of $7,500,000 (the “Revolving Line”) and (ii) 80% of the Company’s eligible accounts receivable plus an applicable non-formula amount consisting of $2,000,000 of additional availability at close not based upon the Company’s eligible accounts receivable, with such additional availability reducing by $250,000 per quarter beginning with the quarter ending June 30, 2022. Borrowings on the Credit Facility are limited to $5,000,000 until 80% of the Company’s and its subsidiaries’ customers are paying into a collection account or segregated governmental account with Comerica. The Revolving Line can also include, at the Company’s option, credit card services with a sublimit of $300,000. Borrowings on the Revolving Line are subject to an interest rate equal to prime plus 0.50%, with prime being the greater of (x) Comerica’s stated prime rate or (y) the sum of (A) the daily adjusting LIBOR rate plus (B) 2.5% per annum. The Company is also required to pay an unused facility fee quarterly in arrears in an amount equal to 0.25% per annum on the average unused but available portion of the Revolving Line for such quarter.

The Credit Facility matures on September 30, 2023, and is secured by a first priority lien on substantially all of the assets of the Company and its subsidiaries.

The Comerica Loan Agreement contains affirmative and negative restrictive covenants that are applicable whether or not any amounts are outstanding under the Comerica Loan Agreement. These restrictive covenants could adversely affect our ability to conduct our business. The Comerica Loan Agreement also contains customary events of default.

As a condition for Comerica to extend the Credit Facility to the Company and its subsidiaries, the Company’s existing creditors, Ampersand and 1315 Capital (the “Existing Creditors”), entered into that certain Subordination Agreement, dated as of October 13, 2021, pursuant to which each Existing Creditor agreed to subordinate all of the indebtedness and obligations of the Company and its subsidiaries owing to such Existing Creditor to all of the indebtedness and obligations of the Company and its subsidiaries owing to Comerica (the “Subordination Agreement”). Each Existing Creditor further agreed to subordinate all of its respective security interests in assets or property of the Company and its subsidiaries to Comerica’s security interests in such assets or property. The Subordination Agreement provides that it is solely for the benefit of Comerica and each of the Existing Creditors and is not for the benefit of the Company or any of its subsidiaries.

BroadOak Loan and Repayment of Promissory Notes

On October 29, 2021, the Company and its subsidiaries entered into a Loan and Security Agreement (the “BroadOak Loan Agreement”) with BroadOak, providing for a term loan in the aggregate principal amount of $8,000,000 (the “Term Loan”). Funding of the Term Loan took place on November 1, 2021. The Company used the proceeds of the Term Loan to repay in full at their maturity all outstanding indebtedness under the promissory notes with Ampersand, dated January 7, 2021 and as last amended on September 29, 2021, in the amount of $4.5 million, and 1315 Capital, dated January 7, 2021 and as last amended on September 29, 2021, in the amount of $3 million, respectively. The Company, Ampersand, and 1315 Capital also terminated a related security agreement.

The Term Loan matures upon the earlier of (i) October 31, 2024 or (ii) the occurrence of a change in control, and bears interest at the rate of 9% per annum. The Term Loan is secured by a security interest in substantially all of the Company’s and its subsidiaries’ assets and is subordinate to the Company’s recently established $7,500,000 revolving credit facility with Comerica Bank. The Term Loan has an origination fee of 3% of the Term Loan amount, and a terminal payment equal to (i) 15% of the original principal amount of the Term Loan if the change of control occurs on or prior to the first anniversary of the funding of the Term Loan, (ii) 20% of the original principal amount of the Term Loan if the change of control occurs after the first anniversary but on or prior to the second anniversary of the funding of the Term Loan and (iii) 30% of the original principal amount of the Term Loan if the change of control occurs after the second anniversary of the funding of the Term Loan, or if the Term Loan is repaid on its maturity date.

The BroadOak Loan Agreement contains affirmative and negative restrictive covenants that are applicable from and after the date of the Term Loan advance. These restrictive covenants could adversely affect our ability to conduct our business. The BroadOak Loan Agreement also contains customary events of default.

The representations, warranties and covenants contained in the BroadOak Loan Agreement were made only for purposes of such agreement and as of specific dates, were solely for the benefit of the parties to such agreement, and may be subject to limitations agreed upon by the contracting parties, including being qualified by confidential disclosures exchanged between the parties in connection with the execution of such agreement. The representations and warranties may have been made for the purposes of allocating contractual risk between the parties to such agreement instead of establishing these matters as facts, and may be subject to standards of materiality applicable to the contracting parties that differ from those applicable to investors. Investors are not third-party beneficiaries under such agreement and should not rely on the representations, warranties and covenants or any descriptions thereof as characterizations of the actual state of facts or condition of the Company or any of its subsidiaries or affiliates. Moreover, information concerning the subject matter of the representations and warranties may change after the date of such agreement, and this subsequent information may or may not be fully reflected in the Company’s public disclosure.

In connection with the BroadOak Loan Agreement, the Company and its subsidiaries entered into that certain First Amendment to Loan and Security Agreement and Consent with Comerica, dated as of November 1, 2021 (the “Comerica Amendment”), pursuant to which Comerica consented to the Company’s and its subsidiaries’ entry into the BroadOak Loan Agreement, and amended that certain Loan and Security Agreement among Comerica, the Company and its subsidiaries (the “Comerica Loan Agreement”) to, among other things, permit the indebtedness, liens and encumbrances contemplated by the BroadOak Loan Agreement.

As a condition for BroadOak to extend the Term Loan to the Company and its subsidiaries, the Company’s existing creditor, Comerica, and BroadOak entered into that certain Subordination and Intercreditor Agreement, dated as of November 1, 2021, pursuant to which BroadOak agreed to subordinate all of the indebtedness and obligations of the Company and its subsidiaries owing to BroadOak to all of the indebtedness and obligations of the Company and its subsidiaries owing to Comerica (the “Intercreditor Agreement”). BroadOak further agreed to subordinate all of its respective security interests in assets or property of the Company and its subsidiaries to Comerica’s security interests in such assets or property. The Intercreditor Agreement provides that it is solely for the benefit of BroadOak and Comerica and is not for the benefit of the Company or any of its subsidiaries.

21. Subsequent Events

Nasdaq delisting

On February 16, 2021, the Company received a delisting determination letter (the “Letter”) from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) stating that the Staff has determined to delist the Company’s common stock from Nasdaq due to the Company’s failure to regain compliance with the Nasdaq Capital Market’s minimum $2,500,000 stockholders’ equity requirement for continued listing as set forth in Nasdaq Listing Rule 5550(b) (the “Rule”) and the Company’s failure to timely execute its plan to regain compliance under the Rule.

Nasdaq commenced with delisting the Company’s common stock from the Nasdaq Capital Market and, suspended trading in the Company’s common stock effective at the open of business on February 25, 2021.

On February 24, 2021, the Company was approved to have its common stock quoted on the OTCQX® Best Market tier of the OTC Markets Group Inc. (the “OTCQX”), an electronic quotation service operated by OTC Markets Group Inc. The trading of the Company’s common stock commenced on OTCQX at the open of business on February 25, 2021 under the trading symbol IDXG.

Secured Promissory Notes

On January 7, 2021, the Company entered into promissory notes with Ampersand, in the amount of $3 million, and 1315 Capital, in the amount of $2 million, respectively (together, the “Notes”) and a related security agreement (the “Security Agreement”).

Ampersand holds 28,000 shares of the Company’s Series B Convertible Preferred Stock, which are convertible from time to time into an aggregate of 4,666,666 shares of our Common Stock, and 1315 Capital holds 19,000 shares of the Company Series B Convertible Preferred Stock, which are convertible from time to time into an aggregate of 3,166,668 shares of our Common Stock. On an as-converted basis, such shares would represent approximately 39.3% and 26.7% of our fully-diluted shares of Common Stock, respectively. In addition, pursuant to the terms of the Series B Convertible Preferred Stock certificate of designation and an amended and restated investor rights agreement among the Company and Ampersand and 1315 Capital, they each have the right to (1) approve certain of our actions, including our borrowing of money and (2) designate two directors to our Board of Directors. As a result, the Company considers the Notes and Security Agreement to be a related party transaction.

The rate of interest on the Notes is equal to eight percent (8.0%) per annum and their maturity date is the earlier of (a) June 30, 2021 and (b) the date on which all amounts become due upon the occurrence of any event of default as defined in the Notes. No interest payments are due on the Notes until their maturity date. All payments on the Notes are pari passu.

In connection with the Security Agreement, the Notes are secured by a first priority lien and security interest on substantially all of the assets of the Company. Additionally, if a change of control of the Company occurs (as defined in the Notes) the Company is required to make a prepayment of the Notes in an amount equal to the unpaid principal amount, all accrued and unpaid interest, and all other amounts payable under the Notes out of the net cash proceeds received by the Company from the consummation of the transactions related to such change of control. The Company may prepay the Notes in whole or in part at any time or from time to time without penalty or premium by paying the principal amount to be prepaid together with accrued interest thereon to the date of prepayment. No prepaid amount may be re-borrowed.

The Notes contain certain negative covenants which prevent the Company from issuing any debt securities pursuant to which the Company issues shares, warrants or any other convertible security in the same transaction or a series of related transactions, except that Company may incur or enter into any capitalized and operating leases in the ordinary course of business consistent with past practice, or borrowed money or funded debt in an amount not to exceed $4.5 million (the “Debt Threshold”) that is subordinated to the Notes on terms acceptable to Ampersand and 1315 Capital; provided, that if the aggregate consolidated revenue recognized by the Company as reported on Form 10-K as filed with the SEC for any fiscal year ending after January 10, 2020 exceeds $45 million dollars, the Debt Threshold for the following fiscal year shall increase to an amount equal to: (x) ten percent (10%); multiplied by (y) the consolidated revenue as reported by the Company on Form 10-K as filed with the SEC for the previous fiscal year.

Revolving line of credit

On January 5, 2021, the Company terminated the SVB Loan Agreement, see Note 19, Revolver, in accordance with the terms of the agreement. In connection with the termination, SVB waived its right to any termination fees and released its security interest in the assets of the Company.

Disposition of New Haven Laboratory

On March 17, 2021 the Company announced that it has entered into a definitive agreement to sell its New Haven, CT CLIA certified, CAP accredited laboratory to DiamiR Biosciences, Corp. (“DiamiR”). Under the agreement, DiamiR will provide overflow lab testing in support of the Company’s molecular thyroid testing products at its main laboratory in Pittsburgh, PA. DiamiR will also support specific Interpace assay development and validation services on behalf of the Company for the next three quarters. Subject to specific terms and conditions of the agreement being met, it is anticipated that the transaction will close by the end of April 2021.

INTERPACE BIOSCIENCES, INC.